Expense Example - Permanent Portfolio	Jun. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 85
Expense Example, with Redemption, 3 Years	266
Expense Example, with Redemption, 5 Years	462
Expense Example, with Redemption, 10 Years	1,029
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	291
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	998
Expense Example, with Redemption, 10 Years	2,163
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	605
Expense Example, with Redemption, 3 Years	828
Expense Example, with Redemption, 5 Years	1,069
Expense Example, with Redemption, 10 Years	$ 1,756